Pension benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 101.1	$ 146.4
Expected return on plan assets (as a percent)	3.30%	3.20%	4.40%
Pension contributions	$ 0.5	$ 0.9	$ 1.2
Minimum
Defined Benefit Plan Disclosure [Line Items]
Employee contributions (in hundredths)	5.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Employee contributions (in hundredths)	8.00%
Onshore Employees | Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (in hundreths)	66.00%
Retirement age	67 years
Retirement pension cap	66.00%
Multiple of base	12
Retirement age to receive pre retirement pension	62 years
Offshore Employees | Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (in hundreths)	60.00%
Retirement age	67 years
Offshore Employees, Mobile Units | Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Retirement age to receive pre retirement pension	60 years